Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT3-0922
1.9867763.106
Common Stocks - 96.6%
	Shares	Value ($)
Bermuda - 0.6%
Alibaba Health Information Technology Ltd. (a)	2,825,000	1,698,620
Alibaba Pictures Group Ltd. (a)	7,240,000	617,944
Beijing Enterprises Water Group Ltd.	2,432,000	737,355
China Gas Holdings Ltd.	1,821,300	2,802,750
China Resource Gas Group Ltd.	555,200	2,330,455
China Ruyi Holdings Ltd. (a)	2,764,000	799,282
Cosco Shipping Ports Ltd.	1,076,473	803,594
Credicorp Ltd. (United States)	42,797	5,537,932
Hopson Development Holdings Ltd.	447,700	591,998
Kunlun Energy Co. Ltd.	2,339,000	1,722,241
Nine Dragons Paper (Holdings) Ltd.	955,000	788,341
Orient Overseas International Ltd.	79,000	2,747,424
Shenzhen International Holdings Ltd.	752,019	692,633
TOTAL BERMUDA		21,870,569
Brazil - 3.7%
Ambev SA	2,809,898	8,108,034
Americanas SA	369,446	999,641
Atacadao SA	294,900	1,061,825
B3 SA - Brasil Bolsa Balcao	3,652,340	7,828,308
Banco Bradesco SA	892,512	2,496,018
Banco BTG Pactual SA unit	700,200	3,048,937
Banco do Brasil SA	512,005	3,559,425
Banco Santander SA (Brasil) unit	219,900	1,202,329
BB Seguridade Participacoes SA	416,858	2,335,617
BRF SA (a)	354,550	1,093,643
CCR SA	719,412	1,806,142
Centrais Eletricas Brasileiras SA (Electrobras)	640,397	5,669,892
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	203,900	1,760,347
Companhia Siderurgica Nacional SA (CSN)	412,300	1,172,172
Cosan SA	724,224	2,613,259
CPFL Energia SA	131,800	836,534
Energisa SA unit	117,800	1,002,669
ENGIE Brasil Energia SA	123,520	1,058,040
Equatorial Energia SA	607,500	2,912,985
Hapvida Participacoes e Investimentos SA (b)	2,766,443	3,293,575
Hypera SA	246,700	2,030,682
JBS SA	495,000	3,055,662
Klabin SA unit	451,800	1,740,278
Localiza Rent A Car SA	441,076	4,911,074
Lojas Renner SA	590,001	2,883,811
Magazine Luiza SA	1,804,408	899,745
Natura & Co. Holding SA (a)	533,526	1,606,528
Petro Rio SA (a)	422,700	1,978,662
Petroleo Brasileiro SA - Petrobras (ON)	2,230,208	15,930,981
Raia Drogasil SA	639,000	2,591,025
Rede D'Oregon Sao Luiz SA (b)	237,100	1,484,252
Rumo SA	773,000	2,620,440
Suzano Papel e Celulose SA	446,712	4,169,174
Telefonica Brasil SA	307,800	2,653,192
TIM SA	508,000	1,236,103
Totvs SA	311,200	1,586,043
Ultrapar Participacoes SA	430,838	1,056,673
Vale SA	2,387,173	32,180,537
Vibra Energia SA	693,149	2,230,519
Weg SA	1,001,480	5,427,321
TOTAL BRAZIL		146,132,094
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(c)	41,654	18,460
Cayman Islands - 17.3%
3SBio, Inc. (b)	890,500	592,162
AAC Technology Holdings, Inc.	435,633	844,618
Airtac International Group	83,926	2,293,129
Alibaba Group Holding Ltd. (a)	9,062,416	101,892,989
Anta Sports Products Ltd.	726,200	7,988,302
Autohome, Inc. ADR Class A	45,073	1,608,655
Baidu, Inc.:
Class A (a)	798,262	13,797,483
sponsored ADR (a)	70,989	9,694,968
BeiGene Ltd. ADR (a)	28,015	4,708,761
Bilibili, Inc.:
ADR (a)	39,472	964,696
Class Z (a)	77,889	1,903,857
Bosideng International Holdings Ltd.	1,956,000	1,141,222
Chailease Holding Co. Ltd.	817,078	5,792,107
China Conch Venture Holdings Ltd.	981,100	1,904,733
China Feihe Ltd. (b)	2,131,000	1,873,132
China Hongqiao Group Ltd.	1,372,700	1,426,927
China Huishan Dairy Holdings Co. Ltd. (a)(c)	2,302,000	3
China Liansu Group Holdings Ltd.	647,000	793,718
China Literature Ltd. (a)(b)	244,300	963,208
China Medical System Holdings Ltd.	814,000	1,296,195
China Meidong Auto Holding Ltd.	342,000	828,653
China Mengniu Dairy Co. Ltd.	1,891,000	8,768,570
China Overseas Property Holdings Ltd.	790,000	825,233
China Resources Cement Holdings Ltd.	1,466,000	900,154
China Resources Land Ltd.	1,918,812	8,005,337
China Resources Microelectronics Ltd. (A Shares)	40,328	303,547
China Resources Mixc Lifestyle Services Ltd. (b)	409,400	1,736,713
China State Construction International Holdings Ltd.	1,207,500	1,253,662
ChinaSoft International Ltd.	1,658,000	1,417,238
CIFI Ever Sunshine Services Group Ltd.	472,000	340,325
CIFI Holdings Group Co. Ltd.	2,454,446	665,992
Country Garden Holdings Co. Ltd. (d)	4,836,662	1,866,914
Country Garden Services Holdings Co. Ltd.	1,206,000	2,685,497
Dali Foods Group Co. Ltd. (b)	1,258,800	599,742
Daqo New Energy Corp. ADR (a)	35,171	2,275,564
Dongyue Group Co. Ltd.	878,000	954,068
ENN Energy Holdings Ltd.	472,743	7,702,497
GDS Holdings Ltd.:
ADR (a)	36,204	1,002,127
Class A (a)	289,820	992,684
Geely Automobile Holdings Ltd.	3,591,517	7,091,621
Genscript Biotech Corp. (a)	692,000	2,503,573
Greentown China Holdings Ltd.	526,000	1,038,612
Greentown Service Group Co. Ltd.	878,000	784,058
H World Group Ltd. ADR	116,203	4,456,385
Haidilao International Holding Ltd. (b)(d)	665,000	1,326,628
Haitian International Holdings Ltd.	379,000	909,612
Hansoh Pharmaceutical Group Co. Ltd. (b)	710,000	1,383,839
Hengan International Group Co. Ltd.	383,400	1,853,531
HUTCHMED China Ltd. sponsored ADR (a)(d)	51,836	677,497
Hygeia Healthcare Holdings Co. (b)	203,000	1,167,588
Innovent Biologics, Inc. (a)(b)	613,500	2,559,539
Inter & Co., Inc. unit	80,297	242,562
iQIYI, Inc. ADR (a)(d)	203,461	777,221
JD Health International, Inc. (a)(b)	667,750	5,061,354
JD.com, Inc. Class A	1,197,100	35,712,547
Jinxin Fertility Group Ltd. (b)	899,000	698,595
Jiumaojiu International Holdings Ltd. (b)	435,000	946,483
JOYY, Inc. ADR	32,986	854,008
Kanzhun Ltd. ADR (a)	50,443	1,185,915
KE Holdings, Inc. ADR (a)	187,208	2,641,505
Kingboard Chemical Holdings Ltd.	397,900	1,163,302
Kingboard Laminates Holdings Ltd.	561,000	513,840
Kingdee International Software Group Co. Ltd. (a)	1,556,000	3,361,796
Kingsoft Corp. Ltd.	572,600	1,914,770
Kuaishou Technology Class B (a)(b)	1,041,400	10,480,465
Li Ning Co. Ltd.	1,406,000	11,391,432
Longfor Properties Co. Ltd. (b)	1,088,700	3,633,669
Lufax Holding Ltd. ADR	502,962	2,303,566
Meituan Class B (a)(b)	2,444,000	54,827,116
Microport Scientific Corp.	380,100	897,725
Ming Yuan Cloud Group Holdings Ltd.	411,000	377,497
Minth Group Ltd.	450,000	1,200,971
NetEase, Inc.	1,237,420	23,148,132
New Oriental Education & Technology Group, Inc. (a)	720,750	1,975,827
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,996	630,320
NIO, Inc. sponsored ADR (a)	784,313	15,474,495
Parade Technologies Ltd.	46,000	1,726,691
Pinduoduo, Inc. ADR (a)	261,853	12,833,416
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	305,700	800,282
Pop Mart International Group Ltd. (b)	334,800	767,704
RLX Technology, Inc. ADR (a)(d)	283,848	459,834
Sany Heavy Equipment International Holdings Co. Ltd.	669,000	731,222
Seazen Group Ltd.	1,164,000	398,879
Shenzhou International Group Holdings Ltd.	493,500	5,190,712
Silergy Corp.	168,000	3,133,861
Sino Biopharmaceutical Ltd.	6,199,750	3,585,634
Smoore International Holdings Ltd. (b)(d)	1,078,000	2,499,344
Sunny Optical Technology Group Co. Ltd.	425,900	5,756,505
TAL Education Group ADR (a)	251,807	1,238,890
Tencent Holdings Ltd.	3,726,000	144,005,471
Tencent Music Entertainment Group ADR (a)	423,953	1,784,842
Tingyi (Cayman Islands) Holding Corp.	1,183,000	1,947,077
Tongcheng Travel Holdings Ltd. (a)	727,600	1,390,336
Topsports International Holdings Ltd. (b)	1,113,000	927,276
Trip.com Group Ltd. ADR (a)	323,512	8,340,139
Uni-President China Holdings Ltd.	784,000	716,096
Vinda International Holdings Ltd.	208,000	552,466
Vipshop Holdings Ltd. ADR (a)	269,441	2,468,080
Want Want China Holdings Ltd.	2,850,418	2,316,675
Weibo Corp. sponsored ADR (a)	41,557	798,726
Wuxi Biologics (Cayman), Inc. (a)(b)	2,140,000	20,484,332
Xiaomi Corp. Class B (a)(b)	9,126,800	14,347,280
Xinyi Solar Holdings Ltd.	2,921,538	4,964,817
XPeng, Inc. ADR (a)	252,657	6,172,411
XTEP International Holdings Ltd. (d)	788,500	1,281,706
Yadea Group Holdings Ltd. (b)	716,000	1,541,472
Yihai International Holding Ltd.	282,000	828,049
Zai Lab Ltd. ADR (a)	51,827	2,100,548
Zhen Ding Technology Holding Ltd.	399,000	1,506,394
Zhongsheng Group Holdings Ltd. Class H	361,100	2,063,126
ZTO Express, Inc. sponsored ADR	251,815	6,443,946
TOTAL CAYMAN ISLANDS		677,877,217
Chile - 0.3%
Banco de Chile	27,299,910	2,590,326
Banco de Credito e Inversiones	32,772	988,797
Banco Santander Chile	39,521,892	1,565,349
Cencosud SA	853,123	1,165,458
Compania Cervecerias Unidas SA	75,624	436,405
Compania Sud Americana de Vapores SA	9,275,380	1,003,606
Empresas CMPC SA	654,040	1,111,237
Empresas COPEC SA	233,208	1,909,971
Enel Americas SA	12,821,782	1,297,688
Enel Chile SA	16,017,215	458,600
Falabella SA	448,008	999,330
TOTAL CHILE		13,526,767
China - 12.2%
360 Security Technology, Inc. (A Shares)	241,400	264,691
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	75,300	218,669
A-Living Smart City Services C (H Shares) (b)	381,750	466,373
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	22,794	411,459
AECC Aero-Engine Control Co. Ltd. (A Shares)	54,600	221,226
AECC Aviation Power Co. Ltd.	91,200	673,914
Agricultural Bank of China Ltd.:
(A Shares)	3,078,800	1,301,829
(H Shares)	17,449,297	5,757,230
Aier Eye Hospital Group Co. Ltd. (A Shares)	250,231	1,129,775
Air China Ltd.:
(A Shares) (a)	274,700	393,708
(H Shares) (a)	1,026,000	805,126
Aluminum Corp. of China Ltd.:
(A shares) (a)	332,300	230,787
(H Shares)	2,670,000	977,893
Amlogic Shanghai Co. Ltd. (A Shares) (a)	13,375	167,956
Angel Yeast Co. Ltd. (A Shares)	26,600	175,237
Anhui Conch Cement Co. Ltd.:
(A Shares)	141,400	681,941
(H Shares)	743,900	2,942,470
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	22,400	709,733
(B Shares)	48,457	740,945
Anhui Honglu Steel Construction Group Co. Ltd.	21,190	94,215
Anhui Kouzi Distillery Co. Ltd. (A Shares)	19,100	141,989
Anhui Yingjia Distillery Co. Ltd. (A Shares)	21,500	174,052
Anjoy Foods Group Co. Ltd. (A Shares)	11,500	250,781
Apeloa Pharmaceutical Co. Ltd. A Shares	43,600	124,743
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	25,700	133,505
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	12,460	304,872
Avary Holding Shenzhen Co. Ltd. (A Shares)	73,000	333,368
AVIC Capital Co. Ltd. (A Shares)	368,000	178,105
AVIC Electromechanical Systems Co. Ltd. (A Shares)	159,100	279,195
AviChina Industry & Technology Co. Ltd. (H Shares)	1,493,000	796,911
Avicopter PLC (A Shares)	24,800	161,063
Bank of Beijing Co. Ltd. (A Shares)	734,525	454,519
Bank of Changsha Co. Ltd. (A Shares)	121,900	133,886
Bank of Chengdu Co. Ltd. (A Shares)	115,700	264,646
Bank of China Ltd.:
(A Shares)	1,394,600	633,104
(H Shares)	47,299,464	16,818,994
Bank of Communications Co. Ltd.:
(A Shares)	1,548,900	1,061,797
(H Shares)	5,109,176	3,039,510
Bank of Hangzhou Co. Ltd. (A Shares)	213,200	452,551
Bank of Jiangsu Co. Ltd. (A Shares)	503,943	538,766
Bank of Nanjing Co. Ltd. (A Shares)	342,200	524,958
Bank of Ningbo Co. Ltd. (A Shares)	233,620	1,082,878
Bank of Shanghai Co. Ltd. (A Shares)	489,280	432,784
Baoshan Iron & Steel Co. Ltd. (A Shares)	781,700	658,719
BBMG Corp. (A Shares)	263,000	102,617
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,131,000	665,642
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	134,600	144,980
Beijing Easpring Material Technology Co. Ltd. (A Shares)	19,400	276,479
Beijing Enlight Media Co. Ltd. (A Shares)	93,800	116,376
Beijing Kingsoft Office Software, Inc. (A Shares)	16,710	434,425
Beijing New Building Materials PLC (A Shares)	67,000	286,168
Beijing Originwater Technology Co. Ltd. (A Shares)	157,300	129,886
Beijing Roborock Technology Co. Ltd. (A Shares)	3,042	147,126
Beijing Shiji Information Technology Co. Ltd. (A Shares)	45,416	95,915
Beijing Shunxin Agriculture Co. Ltd.	23,500	81,916
Beijing Sinnet Technology Co. Ltd. (A Shares)	56,800	80,955
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	52,488	155,888
Beijing United Information Technology Co. Ltd. (A Shares)	20,010	272,713
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	20,880	419,179
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	7,400	130,735
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,491,100	1,028,104
Betta Pharmaceuticals Co. Ltd. (A Shares)	13,600	101,016
BGI Genomics Co. Ltd.	15,900	146,279
Bloomage Biotechnology Corp. Ltd. (A Shares)	10,559	249,920
BOC International China Co. Ltd.	83,900	157,135
BOE Technology Group Co. Ltd. (A Shares)	1,355,900	782,748
BTG Hotels Group Co. Ltd.	36,100	112,001
By-Health Co. Ltd. (A Shares)	68,500	187,872
BYD Co. Ltd.:
(A Shares)	65,900	3,146,479
(H Shares)	490,800	17,956,397
Caitong Securities Co. Ltd.	149,600	161,822
CanSino Biologics, Inc.:
(A Shares) (a)	7,445	178,623
(H Shares) (b)(d)	45,600	382,232
CECEP Solar Energy Co. Ltd. (A Shares)	118,600	157,118
CECEP Wind-Power Corp. (A Shares)	196,500	159,036
CGN Power Co. Ltd. (H Shares) (b)	5,912,447	1,363,269
Chacha Food Co. Ltd. (A Shares)	16,300	115,530
Changchun High & New Technology Industry Group, Inc. (A Shares)	14,800	426,346
Changjiang Securities Co. Ltd. (A Shares)	213,900	172,625
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	10,700	279,367
Chaozhou Three-Circle Group Co. (A Shares)	73,900	294,508
Chengtun Mining Group Co. Ltd. (A Shares)	87,400	102,269
Chengxin Lithium Group Co. Ltd. (A Shares)	28,000	236,005
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	54,700	148,228
China Baoan Group Co. Ltd. (A Shares)	84,100	177,853
China Cinda Asset Management Co. Ltd. (H Shares)	5,277,000	726,017
China CITIC Bank Corp. Ltd. (H Shares)	5,368,051	2,242,985
China Coal Energy Co. Ltd. (H Shares)	1,236,000	960,471
China Communications Services Corp. Ltd. (H Shares)	1,436,000	585,383
China Construction Bank Corp.:
(A Shares)	502,800	415,585
(H Shares)	57,217,000	36,539,391
China CSSC Holdings Ltd. (A Shares)	161,800	560,607
China Eastern Airlines Corp. Ltd. (A Shares) (a)	314,900	229,073
China Energy Engineering Corp. Ltd. (A Shares) (a)	1,169,600	397,724
China Everbright Bank Co. Ltd.:
(A Shares)	1,864,100	802,354
(H Shares)	1,446,000	438,411
China Galaxy Securities Co. Ltd.:
(A Shares)	84,200	108,713
(H Shares)	2,313,000	1,143,255
China Great Wall Securities Co. Ltd. (A Shares)	83,100	111,005
China Greatwall Technology Group Co. Ltd. (A Shares)	107,100	153,739
China International Capital Corp. Ltd.	50,400	317,805
China International Capital Corp. Ltd. (H Shares) (b)	886,200	1,627,919
China International Travel Service Corp. Ltd. (A Shares)	70,200	2,190,423
China Jushi Co. Ltd. (A Shares)	132,814	294,620
China Life Insurance Co. Ltd.:
(A Shares)	109,000	451,059
(H Shares)	4,422,747	6,587,327
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,999,000	3,198,441
China Meheco Co. Ltd. (A Shares)	51,100	110,490
China Merchants Bank Co. Ltd.:
(A Shares)	874,000	4,551,477
(H Shares)	2,208,921	11,931,139
China Merchants Securities Co. Ltd. (A Shares)	265,550	548,016
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	279,500	568,137
China Minmetals Rare Earth Co. Ltd. (A Shares)	31,500	133,085
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,192,400	643,926
(H Shares)	3,933,561	1,282,808
China National Building Materials Co. Ltd. (H Shares)	2,316,000	2,324,881
China National Chemical Engineering Co. Ltd. (A Shares)	198,108	316,844
China National Nuclear Power Co. Ltd. (A Shares)	615,000	563,355
China Northern Rare Earth Group High-Tech Co. Ltd.	129,000	601,492
China Oilfield Services Ltd. (H Shares)	1,084,000	997,017
China Pacific Insurance (Group) Co. Ltd.	261,100	783,143
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,560,428	3,331,606
China Petroleum & Chemical Corp.:
(A Shares)	1,042,900	637,231
(H Shares)	15,408,704	7,264,532
China Railway Group Ltd.:
(A Shares)	649,100	556,569
(H Shares)	2,654,000	1,582,277
China Railway Signal & Communications Corp. (A Shares)	327,112	213,092
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	30,200	162,405
China Shenhua Energy Co. Ltd.:
(A Shares)	226,285	943,097
(H Shares)	2,039,702	5,755,411
China Southern Airlines Ltd.:
(A Shares) (a)	429,200	407,889
(H Shares) (a)	1,094,000	592,301
China State Construction Engineering Corp. Ltd. (A Shares)	1,447,940	1,082,192
China Suntien Green Energy Corp. Ltd. (H Shares)	1,060,000	519,879
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,023,600	954,170
China Tower Corp. Ltd. (H Shares) (b)	26,853,000	3,455,016
China United Network Communications Ltd. (A Shares)	1,192,600	608,752
China Vanke Co. Ltd.:
(A Shares)	341,700	871,382
(H Shares)	1,034,800	1,969,441
China Yangtze Power Co. Ltd. (A Shares)	823,200	2,917,912
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	19,300	339,269
China Zheshang Bank Co. Ltd.	647,900	311,451
Chongqing Brewery Co. Ltd. (A Shares)	18,300	333,634
Chongqing Changan Automobile Co. Ltd. (A Shares)	285,974	780,533
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	27,200	120,353
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	353,400	187,775
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	57,700	851,741
CITIC Securities Co. Ltd.:
(A Shares)	485,900	1,415,520
(H Shares)	1,199,090	2,462,367
Cmoc Group Ltd.:
(A Shares)	534,700	427,837
(H Shares)	2,296,000	1,126,078
CNGR Advanced Material Co. Ltd.	15,100	278,896
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	95,990	141,422
Contemporary Amperex Technology Co. Ltd.	83,600	6,345,518
COSCO Shipping Development Co. Ltd. (A Shares)	309,600	129,258
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	117,500	221,142
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	549,920	1,120,633
(H Shares)	1,769,300	2,646,095
CRRC Corp. Ltd.:
(A Shares)	1,112,700	850,850
(H Shares)	2,217,000	824,678
CSC Financial Co. Ltd. (A Shares)	146,000	564,397
Daan Gene Co. Ltd.	57,568	160,428
Daqin Railway Co. Ltd. (A Shares)	547,100	491,047
DaShenLin Pharmaceutical Group Co. Ltd.	30,528	145,952
DHC Software Co. Ltd. (A Shares)	101,700	93,400
Do-Fluoride New Materials Co. Ltd. (A Shares)	24,900	180,026
Dong E-E-Jiao Co. Ltd. (A Shares)	21,000	111,575
Dongfang Electric Corp. Ltd. (A Shares)	90,400	232,675
Dongfeng Motor Group Co. Ltd. (H Shares)	1,713,000	1,182,749
Dongxing Securities Co. Ltd. (A Shares)	101,500	123,700
East Money Information Co. Ltd. (A Shares)	479,340	1,586,010
Ecovacs Robotics Co. Ltd. Class A	18,400	253,053
ENN Natural Gas Co. Ltd. (A Shares)	95,600	244,808
Eve Energy Co. Ltd. (A shares)	67,974	954,032
Everbright Securities Co. Ltd. (A Shares)	157,758	354,974
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	145,048	152,259
FAW Jiefang Group Co. Ltd. (A Shares)	96,100	124,159
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	32,900	70,544
First Capital Securities Co. Ltd. (A Shares)	117,000	106,097
Flat Glass Group Co. Ltd. (a)	235,000	853,196
Flat Glass Group Co. Ltd. (A Shares) (a)	73,600	449,560
Focus Media Information Technology Co. Ltd. (A Shares)	510,840	448,394
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	139,664	1,714,355
Founder Securities Co. Ltd. (A Shares)	319,300	311,481
Foxconn Industrial Internet Co. Ltd. (A Shares)	338,797	505,445
Fujian Sunner Development Co. Ltd. A Shares	38,000	111,582
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	96,200	585,178
(H Shares) (b)	334,000	1,623,218
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,300	121,264
Ganfeng Lithium Co. Ltd. (A Shares)	58,840	779,585
GCL System Integration Technology Co. Ltd. (a)	166,200	109,046
GD Power Development Co. Ltd. (A Shares)	661,600	374,323
GEM Co. Ltd. (A Shares)	153,300	222,343
Gemdale Corp. (A Shares)	168,800	293,403
GF Securities Co. Ltd.:
(A Shares)	215,900	510,997
(H Shares)	674,828	892,332
Giant Network Group Co. Ltd. (A Shares)	69,800	86,894
Gigadevice Semiconductor Beijing, Inc. (A Shares)	23,460	413,147
Ginlong Technologies Co. Ltd. (A Shares)	13,500	460,073
GoerTek, Inc. (A Shares)	116,900	552,202
Gotion High-tech Co. Ltd. (A Shares)	61,000	354,306
Great Wall Motor Co. Ltd.:
(A Shares)	92,800	475,696
(H Shares)	1,810,500	2,855,322
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	106,300	524,852
GRG Banking Equipment Co. Ltd. (A Shares)	78,900	107,680
Guangdong Haid Group Co. Ltd. (A Shares)	59,600	580,942
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	10,500	125,400
Guanghui Energy Co. Ltd. (A Shares)	218,200	315,664
Guangzhou Automobile Group Co. Ltd.	175,400	388,220
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,766,200	1,653,724
Guangzhou Baiyunshan Pharma Health (A Shares)	47,200	201,782
Guangzhou Haige Communications Group (A Shares)	70,200	93,207
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,900	153,851
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	26,100	263,449
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	70,800	550,845
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	129,431	123,019
Guolian Securities Co. Ltd.	89,500	141,711
Guosen Securities Co. Ltd. (A Shares)	244,600	334,420
Guotai Junan Securities Co. Ltd. (A Shares)	252,800	542,807
Guoyuan Securities Co. Ltd. (A Shares)	163,070	156,511
Haier Smart Home Co. Ltd.	1,326,200	4,244,518
Haier Smart Home Co. Ltd. (A Shares)	264,900	975,060
Haitong Securities Co. Ltd.:
(A Shares)	266,100	369,219
(H Shares)	1,924,000	1,286,768
Hangzhou First Applied Material Co. Ltd. (A Shares)	46,452	481,974
Hangzhou Lion Electronics Co. Ltd. (A Shares)	22,100	186,576
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	38,600	220,984
Hangzhou Robam Appliances Co. Ltd. (A Shares)	36,900	154,978
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	52,200	323,059
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	18,000	272,701
(H Shares) (b)	68,100	705,733
Heilongjiang Agriculture Co. Ltd. (A Shares)	54,200	112,895
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	76,300	162,950
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	118,800	473,050
Hengli Petrochemical Co. Ltd. (A Shares)	209,920	629,213
Hengtong Optic-electric Co. Ltd. (A Shares)	77,400	179,885
Hengyi Petrochemical Co. Ltd. (A Shares)	120,280	167,035
Hesteel Co. Ltd. (A Shares)	311,000	128,901
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	17,900	228,937
Hongfa Technology Co. Ltd. (A Shares)	41,580	253,511
Hoshine Silicon Industry Co. Ltd. (A Shares)	16,000	233,256
Huadian Power International Corp. Ltd. (A Shares)	231,200	148,316
Huadong Medicine Co. Ltd. (A Shares)	65,400	437,193
Huafon Chemical Co. Ltd. (A Shares)	194,000	218,973
Huagong Tech Co. Ltd. (A Shares)	32,800	107,576
Huaibei Mining Holdings Co. Ltd. (A Shares)	82,100	158,719
Hualan Biological Engineer, Inc. (A Shares)	61,070	181,513
Huaneng Power International, Inc.:
(A Shares)	411,700	429,352
(H Shares)	2,198,186	1,050,102
Huatai Securities Co. Ltd.:
(A Shares)	299,100	589,354
(H Shares) (b)	899,800	1,185,229
HUAXI Securities Co. Ltd.	80,700	89,116
Huaxia Bank Co. Ltd. (A Shares)	478,158	363,266
Huaxin Cement Co. Ltd. (A Shares)	58,100	154,770
Huayu Automotive Systems Co. Ltd. (A Shares)	118,100	384,248
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	36,400	201,497
Huizhou Desay SV Automotive Co. Ltd.	19,000	551,460
Humanwell Healthcare Group Co. Ltd. (A Shares)	52,500	136,813
Hunan Valin Steel Co. Ltd. (A Shares)	221,600	149,634
Hundsun Technologies, Inc. (A Shares)	48,969	308,789
iFlytek Co. Ltd. (A Shares)	78,900	492,760
IMEIK Technology Development Co. Ltd. (A Shares)	6,100	531,061
Industrial & Commercial Bank of China Ltd.:
(A Shares)	2,523,300	1,639,551
(H Shares)	33,369,000	17,641,787
Industrial Bank Co. Ltd. (A Shares)	754,100	1,990,044
Industrial Securities Co. Ltd. (A Shares)	267,900	257,089
Ingenic Semiconductor Co. Ltd. (A Shares)	17,900	236,913
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	240,200	1,276,553
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	1,630,700	547,386
Inner Mongolia Dian Tou Energy Corp. Ltd.	64,000	126,726
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	38,500	104,262
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	273,200	184,447
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	622,390	981,367
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	114,700	155,602
Inspur Electronic Information Industry Co. Ltd. (A Shares)	46,072	166,139
Intco Medical Technology Co. Ltd. (A Shares)	27,180	92,781
JA Solar Technology Co. Ltd. (A Shares)	76,860	886,793
Jafron Biomedical Co. Ltd. (A Shares)	25,740	169,171
Jason Furniture Hangzhou Co. Ltd. (A Shares)	26,520	181,830
JCET Group Co. Ltd. (A Shares)	71,400	267,602
Jiangsu Eastern Shenghong Co. Ltd.	145,100	425,135
Jiangsu Expressway Co. Ltd. (H Shares)	726,000	633,524
Jiangsu Hengli Hydraulic Co. Ltd.	48,276	373,384
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	231,758	1,214,393
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	47,900	311,132
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	54,300	1,331,546
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	9,900	168,945
Jiangsu Yoke Technology Co. Ltd. (A Shares)	15,000	113,089
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	45,100	180,313
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	112,500	384,686
Jiangxi Copper Co. Ltd. (H Shares)	802,000	981,824
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	58,200	211,771
Jiangxi Zhengbang Technology Co. Ltd. (A Shares) (a)	102,100	92,059
Jinke Properties Group Co. Ltd. (A Shares)	177,100	68,856
JiuGui Liquor Co. Ltd. (A Shares)	12,500	273,608
Jizhong Energy Resources Co. Ltd. (A Shares)	119,100	118,856
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	56,200	91,982
Joinn Laboratories China Co. Ltd. (A Shares)	12,140	199,494
Jointown Pharmaceutical Group (A Shares)	56,600	95,205
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	25,700	132,392
Juewei Food Co. Ltd.	19,600	152,061
Keda Industrial Group Co. Ltd.	63,200	188,441
Kingfa Sci & Tech Co. Ltd. (A Shares)	83,000	124,268
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	71,800	191,777
Kunlun Tech Co. Ltd. (A Shares)	39,600	84,346
Kweichow Moutai Co. Ltd. (A Shares)	45,000	12,665,655
Lb Group Co. Ltd. (A Shares)	88,500	267,416
Lens Technology Co. Ltd. (A Shares)	183,800	297,566
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	72,900	193,871
Liaoning Port Co. Ltd. (A Shares)	516,700	129,583
Lingyi iTech Guangdong Co. (A Shares) (a)	286,600	218,831
Livzon Pharmaceutical Group, Inc. (A Shares)	18,200	85,726
LONGi Green Energy Technology Co. Ltd.	273,399	2,502,365
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	11,050	158,235
Luxi Chemical Group Co. Ltd.	61,500	128,597
Luxshare Precision Industry Co. Ltd. (A Shares)	250,824	1,263,780
Luzhou Laojiao Co. Ltd. (A Shares)	53,000	1,747,958
Maanshan Iron & Steel Co. Ltd. (A Shares)	196,400	91,346
Mango Excellent Media Co. Ltd. (A Shares)	61,770	287,936
Maxscend Microelectronics Co. Ltd. (A Shares)	19,328	276,320
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	122,888	92,361
Metallurgical Corp. China Ltd. (A Shares)	651,300	314,790
Mianyang Fulin Precision Co. Ltd. (A Shares)	10,700	32,888
Ming Yang Smart Energy Group Ltd. (A Shares)	75,900	337,631
Montage Technology Co. Ltd. (A Shares)	41,123	349,628
Muyuan Foodstuff Co. Ltd. (A Shares)	189,754	1,681,439
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	50,653	140,490
Nanjing Securities Co. Ltd. (A Shares)	155,300	184,134
NARI Technology Co. Ltd. (A Shares)	242,596	1,051,573
National Silicon Industry Group Co. Ltd. (A Shares) (a)	84,729	254,396
NAURA Technology Group Co. Ltd.	18,000	679,363
NavInfo Co. Ltd. (A Shares)	91,800	190,428
New China Life Insurance Co. Ltd. (H Shares)	643,600	1,534,821
New Hope Liuhe Co. Ltd. (A Shares) (a)	163,100	385,342
Ninestar Corp. (A Shares)	48,000	357,680
Ningbo Deye Technology Co. Ltd. (A Shares)	7,300	363,066
Ningbo Joyson Electronic Corp. (A shares) (a)	44,000	141,072
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	23,300	276,485
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	16,690	344,882
Ningbo Shanshan Co. Ltd. (A Shares)	79,600	335,320
Ningbo Tuopu Group Co. Ltd. (A Shares)	40,300	553,513
Ningxia Baofeng Energy Group Co. Ltd.	220,600	440,762
Nongfu Spring Co. Ltd. (H Shares) (b)	1,052,400	6,301,074
North Industries Group Red Arrow Co. Ltd. (A Shares)	54,000	263,019
Northeast Securities Co. Ltd. (A Shares)	71,700	73,883
Offshore Oil Enginering Co. Ltd. (A Shares)	141,600	88,772
OFILM Group Co. Ltd. (A Shares) (a)	103,300	92,812
Oppein Home Group, Inc. (A Shares)	19,080	340,828
Orient Securities Co. Ltd. (A Shares)	290,839	373,953
Ovctek China, Inc. (A Shares)	35,789	253,587
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	275,700	303,156
People's Insurance Co. of China Group Ltd.:
(A Shares)	292,600	202,446
(H Shares)	4,900,552	1,467,063
Perfect World Co. Ltd. (A Shares)	64,400	142,339
PetroChina Co. Ltd.:
(A Shares)	612,700	474,441
(H Shares)	12,879,790	6,014,344
Pharmaron Beijing Co. Ltd.:
(A Shares)	32,800	376,962
(H Shares) (b)	125,150	1,019,547
PICC Property & Casualty Co. Ltd. (H Shares)	4,125,568	4,235,987
Ping An Bank Co. Ltd. (A Shares)	684,900	1,290,022
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	376,796	2,356,095
(H Shares)	3,793,141	22,292,438
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	79,000	140,797
Poly Developments & Holdings (A Shares)	412,400	1,018,970
Postal Savings Bank of China Co. Ltd.	830,500	578,238
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	4,892,000	3,234,370
Power Construction Corp. of China Ltd. (A Shares)	545,700	587,416
Proya Cosmetics Co. Ltd. (A Shares)	6,300	164,734
Qingdao Rural Commercial Bank Corp. (A Shares)	135,800	62,504
Raytron Technology Co. Ltd. (A Shares)	14,486	81,685
Riyue Heavy Industry Co. Ltd. (A Shares)	31,700	117,980
Rongsheng Petrochemical Co. Ltd. (A Shares)	346,800	736,148
SAIC Motor Corp. Ltd. (A Shares)	269,800	649,169
Sailun Group Co. Ltd. A Shares	99,600	175,570
Sangfor Technologies, Inc.	15,600	223,296
Sany Heavy Industry Co. Ltd. (A Shares)	288,200	728,607
Satellite Chemical Co. Ltd. (A Shares)	87,422	294,035
SDIC Power Holdings Co. Ltd. (A Shares)	270,200	414,196
Sealand Securities Co. Ltd. (A Shares)	235,350	121,271
Seazen Holdings Co. Ltd. (A Shares)	83,600	259,539
SF Holding Co. Ltd. (A Shares)	176,200	1,303,896
SG Micro Corp. (A Shares)	13,125	313,608
Shaanxi Coal Industry Co. Ltd. (A Shares)	347,800	985,541
Shan Xi Hua Yang Group New Energy Co. Ltd.	80,900	256,065
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	34,788	97,799
Shandong Gold Mining Co. Ltd.:
(A Shares)	148,644	403,303
(H Shares) (b)	421,750	733,908
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	78,000	330,571
Shandong Linglong Tyre Co. Ltd. (A Shares)	44,700	190,678
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	471,000	244,959
Shandong Sun Paper Industry JSC Ltd. (A Shares)	89,100	155,289
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,482,000	1,850,164
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	34,160	137,000
Shanghai Baosight Software Co. Ltd.	207,773	696,986
Shanghai Baosight Software Co. Ltd. (A Shares)	99,024	591,274
Shanghai Construction Group Co. Ltd. (A Shares)	273,294	118,770
Shanghai Electric Group Co. Ltd. (A Shares)	536,500	354,184
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	79,400	516,737
(H Shares)	285,500	1,032,905
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	5,315	195,289
Shanghai International Airport Co. Ltd. (A Shares) (a)	32,800	251,116
Shanghai International Port Group Co. Ltd. (A Shares)	319,243	259,770
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	34,700	318,414
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	25,156	229,329
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	92,100	166,575
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	66,300	58,306
Shanghai M&G Stationery, Inc. (A Shares)	36,100	243,113
Shanghai Medicilon, Inc. (A Shares)	2,613	127,926
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	223,300	569,244
(H Shares)	247,409	372,537
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,075,309	1,158,439
Shanghai Putailai New Energy Technology Co. Ltd.	49,924	524,780
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	214,200	183,430
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	116,900	144,793
Shanghai Zhangjiang High Ltd. (A Shares)	44,000	75,939
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	112,900	230,593
Shanxi Meijin Energy Co. Ltd. (A Shares)	155,900	263,344
Shanxi Securities Co. Ltd. (A Shares)	104,760	84,856
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	183,800	135,175
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	43,860	1,783,159
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	132,990	231,170
Shenghe Resources Holding Co. Ltd. (A Shares)	53,800	165,841
Shengyi Technology Co. Ltd.	74,500	175,776
Shennan Circuits Co. Ltd. (A Shares)	18,840	242,493
Shenwan Hongyuan Group Co. Ltd. (A Shares)	811,600	497,886
Shenzhen Capchem Technology Co. Ltd. (A Shares)	24,120	159,056
Shenzhen Dynanonic Co. Ltd. (A Shares)	6,400	340,780
Shenzhen Energy Group Co. Ltd. (A Shares)	203,460	193,174
Shenzhen Inovance Technology Co. Ltd. (A Shares)	94,000	922,311
Shenzhen Kangtai Biological Products Co. Ltd.	41,120	203,667
Shenzhen Kedali Industry Co. Ltd.	8,800	189,568
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	43,600	1,874,812
Shenzhen New Industries Biomedical Engineering Co. Ltd.	27,000	161,355
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	306,300	254,072
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	35,900	127,963
Shenzhen SC New Energy Technology Corp. (A Shares)	11,100	219,787
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	37,458	158,871
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	24,800	90,750
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	25,200	265,498
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	63,060	207,369
Sichuan Chuantou Energy Co. Ltd. (A Shares)	121,100	224,090
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	286,600	165,104
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	44,100	144,099
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	41,000	142,823
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	154,600	231,970
Sichuan Swellfun Co. Ltd. (A Shares)	19,900	210,874
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	37,200	161,232
Sieyuan Electric Co. Ltd. (A Shares)	23,600	155,209
Sinolink Securities Co. Ltd. (A Shares)	133,200	168,032
Sinoma Science & Technology Co. Ltd. (A Shares)	54,100	232,117
Sinomine Resource Group Co. Ltd. (A Shares)	15,680	209,028
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	350,600	159,477
Sinopharm Group Co. Ltd. (H Shares)	802,200	1,839,463
Sinotrans Ltd.	128,600	71,869
SKSHU Paint Co. Ltd. (A Shares) (a)	12,320	193,827
Songcheng Performance Development Co. Ltd. (A Shares)	110,260	209,513
Soochow Securities Co. Ltd. (A Shares)	193,460	189,638
Southwest Securities Co. Ltd. (A Shares)	269,100	152,658
StarPower Semiconductor Ltd. (A Shares)	6,300	364,671
Sungrow Power Supply Co. Ltd. (A Shares)	51,500	948,104
Sunwoda Electronic Co. Ltd. (A Shares)	65,700	280,432
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	55,300	219,384
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	6,400	449,661
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	21,700	251,417
Tangshan Jidong Cement Co. Ltd. A Shares	84,900	121,655
TBEA Co. Ltd. (A Shares)	126,800	470,472
TCL Technology Group Corp. (A Shares)	461,500	304,279
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	117,700	888,987
Thunder Software Technology Co. Ltd. (A Shares)	16,800	355,256
Tianjin 712 Communication & Broadcasting Co. Ltd.	24,300	111,345
Tianma Microelectronics Co. Ltd. (A Shares)	75,400	108,877
Tianshan Aluminum Group Co. Ltd.	150,900	163,535
Tianshui Huatian Technology Co. Ltd. (A Shares)	136,200	179,239
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	28,700	122,485
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	55,300	146,262
Toly Bread Co. Ltd.	41,748	86,893
TongFu Microelectronics Co. Ltd. (A Shares) (a)	39,100	95,865
Tongkun Group Co. Ltd. (A Shares)	79,300	169,881
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	339,300	152,850
Tongwei Co. Ltd. (A Shares)	161,000	1,286,222
Topchoice Medical Corp. (a)	12,400	270,052
Transfar Zhilian Co. Ltd.	91,200	77,546
TravelSky Technology Ltd. (H Shares)	556,000	922,193
Trina Solar Co. Ltd. (A Shares)	74,783	923,548
Tsingtao Brewery Co. Ltd.:
(A Shares)	40,000	585,083
(H Shares)	350,000	3,417,559
Unigroup Guoxin Microelectronics Co. Ltd. (a)	22,100	692,005
Unisplendour Corp. Ltd. (A Shares)	107,110	295,379
Walvax Biotechnology Co. Ltd. (A Shares)	58,300	375,964
Wanhua Chemical Group Co. Ltd. (A Shares)	114,200	1,419,633
Weichai Power Co. Ltd.:
(A Shares)	172,100	305,899
(H Shares)	1,257,000	1,799,855
Weihai Guangwei Composites Co. Ltd. (A Shares)	16,700	173,850
Wens Foodstuffs Group Co. Ltd. (A Shares)	225,700	805,549
Western Mining Co. Ltd. (A Shares)	78,200	130,882
Western Securities Co. Ltd. (A Shares)	139,500	131,836
Western Superconducting Technologies Co. Ltd. (A Shares)	17,678	262,534
Westone Information Industry, Inc. (A Shares)	27,600	179,850
Will Semiconductor Ltd.	40,230	629,286
Wingtech Technology Co. Ltd. (A Shares)	44,700	455,851
Winning Health Technology Group Co. Ltd. (A Shares)	96,930	114,056
Wuchan Zhongda Group Co. Ltd.	168,600	120,149
Wuhan Guide Infrared Co. Ltd. (A Shares)	126,760	234,027
Wuliangye Yibin Co. Ltd. (A Shares)	139,500	3,695,489
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	59,860	107,686
WuXi AppTec Co. Ltd.	100,584	1,393,027
WuXi AppTec Co. Ltd. (H Shares) (b)	200,368	2,424,867
Wuxi Shangji Automation Co. Ltd. (A Shares)	12,600	305,849
XCMG Construction Machinery Co. Ltd. (A Shares)	258,500	214,679
Xiamen C&D, Inc. (A Shares)	114,925	191,468
Xiamen Faratronic Co. Ltd. (A Shares)	7,300	226,318
Xiamen Intretech, Inc.	39,210	117,038
Xiamen Tungsten Co. Ltd. (A Shares)	43,200	172,436
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	111,800	247,963
(H Shares)	478,364	853,144
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	79,600	87,441
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	17,100	158,933
Yankuang Energy Group Co. Ltd.:
(A Shares)	117,100	636,666
(H Shares)	862,000	2,690,353
Yantai Jereh Oilfield Services (A Shares)	39,500	210,498
Yealink Network Technology Corp. Ltd.	32,350	364,496
Yifeng Pharmacy Chain Co. Ltd.	23,050	177,038
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	54,800	372,724
Yintai Gold Co. Ltd. (A Shares)	117,980	190,055
YongXing Special Materials Technology Co. Ltd. (A Shares)	14,900	316,821
Yonyou Network Technology Co. Ltd. (A Shares)	125,320	388,439
Youngor Group Co. Ltd. (A Shares)	147,687	142,863
Youngy Co. Ltd. (A Shares) (a)	9,700	188,462
YTO Express Group Co. Ltd. (A Shares)	127,400	365,370
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	41,300	91,420
Yunda Holding Co. Ltd. (A Shares)	109,360	293,666
Yunnan Aluminium Co. Ltd. (A Shares)	127,200	189,906
Yunnan Baiyao Group Co. Ltd. (A Shares)	64,260	525,991
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	9,500	273,703
Yunnan Energy New Material Co. Ltd.	32,200	1,022,548
Yunnan Tin Co. Ltd. (A Shares)	62,300	139,141
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	21,200	930,851
Zhaojin Mining Industry Co. Ltd. (H Shares)	714,000	682,174
Zhefu Holding Group Co. Ltd. (A Shares)	178,300	124,628
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	249,110	165,826
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	231,600	181,946
Zhejiang Chint Electric Co. Ltd. (A Shares)	75,900	413,818
Zhejiang Dahua Technology Co. Ltd. (A Shares)	93,000	204,535
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,740	99,937
Zhejiang Expressway Co. Ltd. (H Shares)	822,000	661,797
Zhejiang HangKe Technology, Inc. Co. (A Shares)	13,047	144,847
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	46,090	139,651
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	56,615	708,384
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	48,100	522,523
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	26,700	185,902
Zhejiang Juhua Co. Ltd. (A Shares)	102,900	264,329
Zhejiang NHU Co. Ltd. (A Shares)	109,536	334,996
Zhejiang Orient Gene Biotech Co. Ltd. (A Shares)	5,663	95,330
Zhejiang Semir Garment Co. Ltd. (A Shares)	81,000	64,108
Zhejiang Supor Cookware Co. Ltd.	16,400	114,208
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	52,130	227,287
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	67,100	195,835
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,000	101,682
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	28,400	129,699
Zheshang Securities Co. Ltd.	123,600	196,437
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	424,000	1,078,108
Zhongji Innolight Co. Ltd. (A Shares)	25,200	122,669
Zhongtai Securities Co. Ltd. (A Shares)	225,400	244,064
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	22,922	188,221
(H Shares)	323,327	1,388,058
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	12,800	99,371
Zhuzhou Kibing Group Co. Ltd. (A Shares)	111,700	189,988
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	91,600	102,266
Zijin Mining Group Co. Ltd.:
(A Shares)	507,100	672,460
(H Shares)	3,700,000	4,331,648
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	108,800	99,218
(H Shares)	1,129,400	587,008
ZTE Corp.:
(A Shares)	157,600	571,662
(H Shares)	432,400	929,810
TOTAL CHINA		477,500,026
Colombia - 0.1%
Bancolombia SA	152,064	1,276,600
Ecopetrol SA	2,955,088	1,571,635
Interconexion Electrica SA ESP	262,203	1,259,944
TOTAL COLOMBIA		4,108,179
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	28,218	88,189
TCS Group Holding PLC unit (a)(c)	64,541	122,600
TOTAL CYPRUS		210,789
Czech Republic - 0.2%
CEZ A/S (d)	96,729	4,389,845
Komercni Banka A/S	46,108	1,163,998
MONETA Money Bank A/S (b)	190,302	633,709
TOTAL CZECH REPUBLIC		6,187,552
Egypt - 0.1%
Commercial International Bank SAE	953,431	1,909,886
Eastern Co. SAE	532,087	277,011
EFG-Hermes Holding SAE	494,848	299,734
Fawry for Banking & Payment Technology Services SAE (a)	426,303	70,525
TOTAL EGYPT		2,557,156
Greece - 0.3%
Alpha Bank SA (a)	1,297,705	1,147,266
Eurobank Ergasias Services and Holdings SA (a)	1,550,760	1,428,520
Ff Group (a)(c)	1,944	2,384
Hellenic Telecommunications Organization SA	122,008	2,097,425
Jumbo SA	68,921	1,067,177
Mytilineos SA	59,434	914,205
National Bank of Greece SA (a)	327,392	1,019,894
OPAP SA	115,461	1,597,814
Public Power Corp. of Greece (a)	120,309	708,875
TOTAL GREECE		9,983,560
Hong Kong - 1.3%
Beijing Enterprises Holdings Ltd.	307,427	984,954
BYD Electronic International Co. Ltd.	405,000	1,039,599
China Everbright International Ltd.	2,203,814	1,173,511
China Jinmao Holdings Group Ltd.	3,414,000	791,536
China Merchants Holdings International Co. Ltd.	835,036	1,346,712
China Overseas Land and Investment Ltd.	2,289,202	6,313,612
China Power International Development Ltd.	3,253,619	1,840,287
China Resources Beer Holdings Co. Ltd.	968,144	6,684,595
China Resources Power Holdings Co. Ltd.	1,154,940	2,171,609
China Taiping Insurance Group Ltd.	863,655	909,875
China Traditional Chinese Medicine Holdings Co. Ltd.	1,674,000	710,126
CITIC Pacific Ltd.	3,482,941	3,758,075
CSPC Pharmaceutical Group Ltd.	5,355,608	5,864,149
Far East Horizon Ltd.	903,000	744,266
Fosun International Ltd.	1,488,954	1,174,107
Ganfeng Lithium Co. Ltd. (H Shares) (b)	216,120	1,953,364
Guangdong Investment Ltd.	1,763,126	1,718,227
Hua Hong Semiconductor Ltd. (a)(b)	352,000	1,053,771
Lenovo Group Ltd.	4,317,000	4,174,070
MMG Ltd. (a)	1,808,000	534,346
Sinotruk Hong Kong Ltd.	413,000	486,662
Wharf Holdings Ltd.	733,000	2,679,919
Yuexiu Property Co. Ltd.	845,600	1,055,667
TOTAL HONG KONG		49,163,039
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	244,610	1,796,514
OTP Bank PLC	133,556	2,740,818
Richter Gedeon PLC	83,633	1,706,794
TOTAL HUNGARY		6,244,126
India - 13.8%
ACC Ltd.	45,567	1,283,772
Adani Enterprises Ltd.	164,385	5,342,503
Adani Green Energy Ltd. (a)	186,826	5,143,575
Adani Ports & Special Economic Zone Ltd.	303,642	2,931,604
Adani Power Ltd. (a)	461,326	1,838,054
Adani Total Gas Ltd.	164,278	6,491,262
Adani Transmissions Ltd. (a)	164,250	6,466,144
Ambuja Cements Ltd.	357,028	1,691,579
Apollo Hospitals Enterprise Ltd.	59,992	3,198,239
Asian Paints Ltd.	229,151	9,669,497
AU Small Finance Bank Ltd. (b)	89,124	668,092
Aurobindo Pharma Ltd.	158,176	1,092,819
Avenue Supermarts Ltd. (a)(b)	96,682	5,194,241
Axis Bank Ltd.	1,355,570	12,440,611
Bajaj Auto Ltd.	41,612	2,058,019
Bajaj Finance Ltd.	161,862	14,797,744
Bajaj Finserv Ltd.	22,759	4,341,114
Balkrishna Industries Ltd.	46,112	1,349,263
Bandhan Bank Ltd. (b)	385,914	1,350,389
Berger Paints India Ltd.	145,966	1,154,197
Bharat Electronics Ltd.	731,748	2,542,605
Bharat Forge Ltd.	152,863	1,415,285
Bharat Petroleum Corp. Ltd.	516,971	2,157,665
Bharti Airtel Ltd.	1,312,930	11,245,962
Biocon Ltd.	252,461	980,068
Britannia Industries Ltd.	64,945	3,199,903
Cholamandalam Investment and Finance Co. Ltd.	245,561	2,179,074
Cipla Ltd./India	290,030	3,581,224
Coal India Ltd.	920,604	2,456,497
Colgate-Palmolive Ltd.	63,337	1,268,781
Container Corp. of India Ltd.	164,107	1,478,424
Dabur India Ltd.	371,277	2,739,499
Divi's Laboratories Ltd.	79,307	3,842,815
DLF Ltd.	370,713	1,812,049
Dr. Reddy's Laboratories Ltd.	69,742	3,604,660
Eicher Motors Ltd.	81,932	3,206,217
GAIL India Ltd.	929,875	1,721,934
Godrej Consumer Products Ltd. (a)	244,670	2,639,242
Godrej Properties Ltd. (a)	74,637	1,424,245
Grasim Industries Ltd.	157,250	3,131,405
Havells India Ltd.	150,971	2,386,151
HCL Technologies Ltd.	646,319	7,763,847
HDFC Standard Life Insurance Co. Ltd. (b)	567,249	3,982,569
Hero Motocorp Ltd.	65,830	2,347,665
Hindalco Industries Ltd.	805,133	4,232,809
Hindustan Petroleum Corp. Ltd.	381,441	1,161,853
Hindustan Unilever Ltd.	491,188	16,390,494
Housing Development Finance Corp. Ltd.	1,027,562	30,974,508
ICICI Bank Ltd.	3,068,977	31,883,576
ICICI Lombard General Insurance Co. Ltd. (b)	143,576	2,213,950
ICICI Prudential Life Insurance Co. Ltd. (b)	214,726	1,503,870
Indian Oil Corp. Ltd.	2,230,060	2,054,530
Indian Railway Catering & Tourism Corp. Ltd.	143,814	1,161,991
Indraprastha Gas Ltd.	189,121	827,951
Indus Towers Ltd.	410,759	1,155,797
Info Edge India Ltd.	41,882	2,298,643
Infosys Ltd.	2,007,441	39,333,877
InterGlobe Aviation Ltd. (a)(b)	57,068	1,351,682
ITC Ltd.	1,771,774	6,786,909
Jindal Steel & Power Ltd.	244,888	1,203,339
JSW Steel Ltd.	431,835	3,435,784
Jubilant Foodworks Ltd.	236,002	1,645,663
Kotak Mahindra Bank Ltd.	331,862	7,612,891
Larsen & Toubro Infotech Ltd. (b)	31,101	1,864,673
Larsen & Toubro Ltd.	410,145	9,389,398
Lupin Ltd.	123,008	1,000,839
Mahindra & Mahindra Ltd.	520,314	7,668,555
Marico Ltd.	310,765	2,034,731
Maruti Suzuki India Ltd.	72,221	8,027,611
MindTree Consulting Ltd.	39,057	1,690,086
Mphasis BFL Ltd.	49,894	1,453,579
MRF Ltd.	1,144	1,211,225
Muthoot Finance Ltd.	69,010	930,375
Nestle India Ltd.	20,202	4,941,787
NTPC Ltd.	2,324,277	4,490,013
Oil & Natural Gas Corp. Ltd.	1,501,034	2,545,258
Page Industries Ltd.	3,678	2,272,029
Petronet LNG Ltd.	449,411	1,249,380
PI Industries Ltd.	45,542	1,778,848
Pidilite Industries Ltd.	91,454	2,833,909
Piramal Enterprises Ltd.	70,592	1,582,403
Power Grid Corp. of India Ltd.	1,876,698	5,076,467
Reliance Industries Ltd.	1,817,181	57,728,867
Samvardhana Motherson International Ltd.	749,101	1,207,708
SBI Cards & Payment Services Ltd.	140,400	1,668,084
SBI Life Insurance Co. Ltd. (b)	269,069	4,402,799
Shree Cement Ltd.	6,454	1,673,238
Shriram Transport Finance Co. Ltd.	113,115	1,977,742
Siemens Ltd.	43,274	1,473,316
SRF Ltd.	88,827	2,731,569
State Bank of India	1,067,254	7,143,659
Sun Pharmaceutical Industries Ltd.	574,162	6,840,409
Tata Consultancy Services Ltd.	551,237	23,031,502
Tata Consumer Products Ltd.	331,446	3,399,530
Tata Elxsi Ltd.	20,518	2,259,166
Tata Motors Ltd. (a)	994,134	5,665,812
Tata Power Co. Ltd./The	864,620	2,431,309
Tata Steel Ltd.	4,376,650	5,950,176
Tech Mahindra Ltd.	346,793	4,606,238
Titan Co. Ltd.	211,783	6,300,126
Torrent Pharmaceuticals Ltd.	60,916	1,176,748
Trent Ltd.	108,436	1,740,531
Ultratech Cement Ltd.	60,299	4,992,424
United Spirits Ltd. (a)	173,541	1,708,286
UPL Ltd.	296,714	2,780,487
Vedanta Ltd.	443,779	1,427,731
Wipro Ltd.	810,371	4,319,096
Yes Bank Ltd. (a)	6,748,316	1,275,026
Zomato Ltd. (a)	937,267	556,472
TOTAL INDIA		541,349,838
Indonesia - 1.9%
PT Adaro Energy Tbk	8,653,200	1,900,055
PT Adaro Minerals Indonesia Tbk	4,894,300	610,259
PT Aneka Tambang Tbk	5,046,600	666,663
PT Astra International Tbk	12,092,359	5,164,622
PT Bank Central Asia Tbk	33,120,950	16,469,730
PT Bank Jago Tbk (a)	2,476,200	1,769,512
PT Bank Mandiri (Persero) Tbk	11,147,898	6,240,131
PT Bank Negara Indonesia (Persero) Tbk	4,474,300	2,374,583
PT Bank Rakyat Indonesia (Persero) Tbk	40,696,227	12,013,234
PT Barito Pacific Tbk	16,418,400	997,350
PT Charoen Pokphand Indonesia Tbk	4,399,900	1,661,677
PT Gudang Garam Tbk	278,900	523,688
PT Indah Kiat Pulp & Paper Tbk	1,569,400	804,790
PT Indofood CBP Sukses Makmur Tbk	1,395,900	830,877
PT Indofood Sukses Makmur Tbk	2,637,000	1,209,462
PT Kalbe Farma Tbk	12,702,900	1,388,080
PT Merdeka Copper Gold Tbk (a)	7,209,686	1,978,687
PT Sarana Menara Nusantara Tbk	13,958,100	1,106,033
PT Semen Gresik (Persero) Tbk	1,763,948	777,275
PT Sumber Alfaria Trijaya Tbk	9,937,900	1,258,103
PT Telkom Indonesia Persero Tbk	29,748,465	8,496,759
PT Tower Bersama Infrastructure Tbk	4,862,300	1,008,077
PT Unilever Indonesia Tbk	4,552,695	1,386,291
PT United Tractors Tbk	1,011,500	2,210,545
PT Vale Indonesia Tbk (a)	1,491,600	615,700
TOTAL INDONESIA		73,462,183
Korea (South) - 11.2%
Alteogen, Inc. (a)	16,556	831,724
AMOREPACIFIC Corp.	17,391	1,724,266
AMOREPACIFIC Group, Inc.	16,115	456,859
BGF Retail Co. Ltd.	4,699	652,181
Celltrion Healthcare Co. Ltd.	50,918	2,832,747
Celltrion Pharm, Inc.	9,875	642,448
Celltrion, Inc.	58,826	8,580,223
Cheil Worldwide, Inc.	41,977	734,352
CJ CheilJedang Corp.	4,960	1,489,419
CJ Corp.	8,928	546,560
CJ ENM Co. Ltd.	5,869	458,640
CJ Logistics Corp. (a)	5,139	459,485
Coway Co. Ltd.	33,156	1,629,510
Db Insurance Co. Ltd.	27,565	1,278,080
Doosan Bobcat, Inc.	29,224	699,324
Doosan Heavy Industries & Construction Co. Ltd. (a)	239,429	3,460,624
E-Mart, Inc.	12,456	1,081,476
Ecopro BM Co. Ltd.	29,006	2,672,224
F&F Co. Ltd.	10,317	1,186,408
Green Cross Corp.	3,525	468,240
GS Engineering & Construction Corp.	38,244	875,914
GS Holdings Corp.	27,785	887,300
Hana Financial Group, Inc.	179,390	5,121,450
Hankook Tire Co. Ltd.	44,073	1,176,984
Hanmi Pharm Co. Ltd.	4,102	973,960
Hanon Systems	110,727	905,463
Hanwha Solutions Corp. (a)	68,662	2,311,088
HD Hyundai Co. Ltd.	28,398	1,240,576
HLB, Inc. (a)	57,381	1,853,557
HMM Co. Ltd.	160,273	3,065,784
Hotel Shilla Co.	18,914	1,043,705
HYBE Co. Ltd. (a)	9,908	1,340,392
Hyundai Engineering & Construction Co. Ltd.	46,489	1,505,999
Hyundai Glovis Co. Ltd.	11,208	1,567,184
Hyundai Heavy Industries Co. Ltd. (a)	10,591	1,021,110
Hyundai Mobis	36,660	6,428,275
Hyundai Motor Co.	86,936	13,096,676
Hyundai Steel Co.	51,998	1,362,642
Iljin Materials Co. Ltd.	13,878	785,837
Industrial Bank of Korea	155,398	1,120,456
Kakao Corp.	185,748	10,686,119
Kakao Games Corp. (a)	20,855	814,456
KakaoBank Corp. (a)	70,978	1,686,563
Kangwon Land, Inc. (a)	57,832	1,151,664
KB Financial Group, Inc.	235,925	8,741,668
Kia Corp.	157,350	9,814,408
Korea Aerospace Industries Ltd.	44,008	1,928,202
Korea Electric Power Corp. (a)	153,236	2,629,294
Korea Investment Holdings Co. Ltd.	24,705	1,197,612
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	25,315	1,648,085
Korea Zinc Co. Ltd.	5,108	1,870,850
Korean Air Lines Co. Ltd. (a)	103,484	2,014,426
KRAFTON, Inc. (a)	14,628	2,629,987
KT&G Corp.	65,951	4,141,274
Kumho Petro Chemical Co. Ltd.	10,869	1,081,687
L&F Co. Ltd. (a)	13,571	2,392,474
LG Chemical Ltd.	29,599	13,734,283
LG Corp.	56,473	3,511,613
LG Display Co. Ltd.	139,086	1,638,165
LG Electronics, Inc.	63,436	4,609,855
LG Energy Solution (a)	12,568	4,082,875
LG Household & Health Care Ltd.	5,598	3,351,972
LG Innotek Co. Ltd.	8,519	2,379,616
LG Uplus Corp.	131,188	1,259,409
Lotte Chemical Corp.	10,250	1,389,369
Lotte Shopping Co. Ltd.	6,790	497,663
Meritz Financial Holdings Co.	19,496	392,333
Meritz Fire & Marine Insurance Co. Ltd.	21,787	576,999
Meritz Securities Co. Ltd.	156,910	583,455
Mirae Asset Securities Co. Ltd.	159,483	807,438
NAVER Corp.	78,160	15,576,717
NCSOFT Corp.	9,806	2,806,616
Netmarble Corp. (b)	12,184	675,071
NH Investment & Securities Co. Ltd.	84,127	642,514
Orion Corp./Republic of Korea	14,271	1,100,675
Pan Ocean Co., Ltd. (Korea)	158,987	689,470
Pearl Abyss Corp. (a)	17,774	729,512
POSCO	46,872	8,720,960
POSCO Chemtech Co. Ltd.	16,151	1,633,054
S-Oil Corp.	26,927	1,912,050
S1 Corp.	10,257	501,487
Samsung Biologics Co. Ltd. (a)(b)	10,532	6,988,767
Samsung C&T Corp.	50,268	4,649,103
Samsung Electro-Mechanics Co. Ltd.	33,609	3,687,153
Samsung Electronics Co. Ltd.	2,852,937	134,538,843
Samsung Engineering Co. Ltd. (a)	93,556	1,410,806
Samsung Fire & Marine Insurance Co. Ltd.	18,402	2,785,205
Samsung Heavy Industries Co. Ltd. (a)	369,194	1,594,544
Samsung Life Insurance Co. Ltd.	47,665	2,219,851
Samsung SDI Co. Ltd.	32,839	14,380,348
Samsung SDS Co. Ltd.	20,593	2,151,866
Samsung Securities Co. Ltd.	37,278	1,001,738
SD Biosensor, Inc.	21,448	664,761
Seegene, Inc.	21,924	669,925
Shinhan Financial Group Co. Ltd.	277,787	7,621,404
SK Biopharmaceuticals Co. Ltd. (a)	18,796	1,125,802
SK Bioscience Co. Ltd. (a)	13,767	1,290,946
SK Chemicals Co. Ltd.	6,850	553,254
SK Hynix, Inc.	326,029	24,554,522
SK IE Technology Co. Ltd. (a)(b)	14,891	939,139
SK Innovation Co., Ltd.	33,114	4,779,382
SK Square Co. Ltd. (a)	59,247	1,943,580
SK Telecom Co. Ltd.	15,849	651,726
SK, Inc.	22,116	3,737,313
SKC Co. Ltd.	12,485	1,307,366
Woori Financial Group, Inc.	304,756	2,786,184
Yuhan Corp.	31,285	1,387,594
TOTAL KOREA (SOUTH)		437,222,204
Kuwait - 0.8%
Agility Public Warehousing Co. KSC	886,845	2,571,865
Boubyan Bank KSC	794,107	2,144,905
Gulf Bank	981,178	1,149,055
Kuwait Finance House KSCP	3,071,070	8,846,044
Mabanee Co. SAKC	385,769	1,024,355
Mobile Telecommunication Co.	1,320,436	2,605,982
National Bank of Kuwait	4,227,287	14,700,010
TOTAL KUWAIT		33,042,216
Luxembourg - 0.1%
Allegro.eu SA (a)(b)	214,251	1,156,858
NEPI Rockcastle PLC	272,075	1,499,850
Reinet Investments SCA	82,334	1,431,532
TOTAL LUXEMBOURG		4,088,240
Malaysia - 1.5%
AMMB Holdings Bhd	1,133,700	994,723
Axiata Group Bhd	1,687,198	1,088,042
CIMB Group Holdings Bhd	3,954,842	4,633,354
Dialog Group Bhd	2,187,865	1,087,732
DiGi.com Bhd	1,886,300	1,540,418
Genting Bhd	1,281,900	1,364,560
Genting Malaysia Bhd	1,810,140	1,190,116
Hap Seng Consolidated Bhd	353,900	601,154
Hartalega Holdings Bhd	1,020,900	631,671
Hong Leong Bank Bhd	383,000	1,807,183
Hong Leong Credit Bhd	112,400	492,543
IHH Healthcare Bhd	1,074,987	1,545,697
Inari Amertron Bhd	1,706,600	1,102,651
IOI Corp. Bhd	1,532,000	1,387,383
Kuala Lumpur Kepong Bhd	263,328	1,297,004
Malayan Banking Bhd	2,874,263	5,724,715
Malaysia Airports Holdings Bhd (a)	381,500	535,984
Maxis Bhd	1,365,100	1,126,737
MISC Bhd	800,800	1,298,680
MR DIY Group M Sdn Bhd (b)	1,449,350	724,122
Nestle (Malaysia) Bhd	39,200	1,187,003
Petronas Chemicals Group Bhd	1,465,700	2,927,951
Petronas Dagangan Bhd	176,226	887,737
Petronas Gas Bhd	461,800	1,779,790
PPB Group Bhd	367,240	1,350,087
Press Metal Bhd	2,192,700	2,399,639
Public Bank Bhd	8,467,385	8,834,071
QL Resources Bhd	644,400	771,238
RHB Bank Bhd	911,143	1,205,019
Sime Darby Bhd	1,718,249	905,301
Sime Darby Plantation Bhd	1,251,196	1,226,076
Telekom Malaysia Bhd	680,700	870,005
Tenaga Nasional Bhd	1,564,272	2,903,613
Top Glove Corp. Bhd	3,191,000	692,619
TOTAL MALAYSIA		58,114,618
Mexico - 2.1%
Alfa SA de CV Series A	1,775,500	1,220,218
America Movil S.A.B. de CV Series L	16,838,847	16,024,804
Arca Continental S.A.B. de CV	264,700	1,833,572
CEMEX S.A.B. de CV unit (a)	9,038,786	3,649,124
Coca-Cola FEMSA S.A.B. de CV unit	300,109	1,816,951
Fibra Uno Administracion SA de CV	1,891,583	1,930,973
Fomento Economico Mexicano S.A.B. de CV unit	1,161,091	7,235,211
Gruma S.A.B. de CV Series B	125,360	1,558,829
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	218,227	2,958,865
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	116,755	2,199,304
Grupo Bimbo S.A.B. de CV Series A	804,170	2,841,844
Grupo Carso SA de CV Series A1	251,900	982,491
Grupo Financiero Banorte S.A.B. de CV Series O	1,550,081	8,819,695
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,300,000	2,393,956
Grupo Mexico SA de CV Series B	1,860,754	7,357,032
Grupo Televisa SA de CV	1,436,393	2,264,633
Industrias Penoles SA de CV (d)	83,520	840,219
Kimberly-Clark de Mexico SA de CV Series A	916,227	1,349,250
Operadora de Sites Mexicanos, SA de CV	750,000	877,830
Orbia Advance Corp. S.A.B. de CV	609,220	1,343,628
Promotora y Operadora de Infraestructura S.A.B. de CV	137,725	993,406
Wal-Mart de Mexico SA de CV Series V	3,130,056	11,337,634
TOTAL MEXICO		81,829,469
Netherlands - 0.0%
X5 Retail Group NV GDR (c)	66,442	23,384
Yandex NV Class A (a)(c)	158,365	882,020
TOTAL NETHERLANDS		905,404
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	129,837	706,313
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	970,930	1,000,564
AC Energy Corp.	3,834,418	580,666
Ayala Corp.	145,836	1,635,637
Ayala Land, Inc.	4,579,013	2,092,741
Bank of the Philippine Islands (BPI)	1,002,088	1,684,395
BDO Unibank, Inc.	1,126,311	2,434,731
Converge ICT Solutions, Inc. (a)	1,461,900	502,994
Globe Telecom, Inc.	17,180	640,134
GT Capital Holdings, Inc.	50,767	416,158
International Container Terminal Services, Inc.	628,760	2,205,898
JG Summit Holdings, Inc.	1,689,403	1,571,542
Jollibee Food Corp.	251,743	915,363
Manila Electric Co.	126,650	778,468
Metro Pacific Investments Corp.	5,648,200	376,633
Metropolitan Bank & Trust Co.	1,000,082	878,479
Monde Nissin Corp. (a)(b)	3,699,600	952,482
PLDT, Inc.	50,135	1,506,561
SM Investments Corp.	143,220	2,008,342
SM Prime Holdings, Inc.	7,005,800	4,636,537
Universal Robina Corp.	545,738	1,094,437
TOTAL PHILIPPINES		27,912,762
Poland - 0.6%
Bank Polska Kasa Opieki SA	109,932	1,735,581
CD Projekt RED SA	38,958	763,027
Cyfrowy Polsat SA	152,224	655,977
Dino Polska SA (a)(b)	29,338	2,287,434
KGHM Polska Miedz SA (Bearer)	83,664	2,083,254
LPP SA	664	1,415,645
mBank SA (a)	8,896	423,646
Orange Polska SA	396,189	513,384
PGE Polska Grupa Energetyczna SA (a)	536,269	1,195,950
Polish Oil & Gas Co. SA	1,033,511	1,542,075
Polski Koncern Naftowy Orlen SA	243,392	3,964,405
Powszechna Kasa Oszczednosci Bank SA	522,957	2,954,005
Powszechny Zaklad Ubezpieczen SA	361,655	2,361,892
Santander Bank Polska SA	20,594	1,042,914
TOTAL POLAND		22,939,189
Qatar - 1.1%
Barwa Real Estate Co. (a)	1,129,996	1,117,041
Industries Qatar QSC (a)	914,000	4,266,630
Masraf al Rayan	3,374,959	4,077,660
Mesaieed Petrochemical Holding Co. (a)	2,356,046	1,759,716
Ooredoo QSC	407,135	1,039,596
Qatar Electricity & Water Co. (a)	277,123	1,408,539
Qatar Fuel Co. (a)	286,050	1,398,929
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,502,015	1,682,768
Qatar International Islamic Bank QSC (a)	411,709	1,334,020
Qatar Islamic Bank (a)	995,455	7,027,706
Qatar National Bank SAQ (a)	2,766,386	15,276,178
The Commercial Bank of Qatar (a)	1,211,670	2,427,499
TOTAL QATAR		42,816,282
Russia - 0.1%
Alrosa Co. Ltd. (c)	1,399,461	347,313
Gazprom OAO (c)	6,384,126	996,551
Inter Rao Ues JSC (c)	20,040,158	164,819
LUKOIL PJSC (c)	224,329	103,580
Magnit OJSC GDR (Reg. S) (c)	193,190	941
MMC Norilsk Nickel PJSC (c)	34,221	339,510
Mobile TeleSystems OJSC sponsored ADR (c)	247,296	246,304
Moscow Exchange MICEX-RTS OAO (a)(c)	808,717	231,907
Novatek PJSC GDR (Reg. S) (c)	49,200	12,569
Novolipetsk Steel OJSC (c)	812,466	11,636
PhosAgro OJSC GDR (Reg. S) (c)	73,798	1,514
Polyus PJSC (c)	18,462	64,766
Rosneft Oil Co. OJSC (c)	635,841	158,630
Sberbank of Russia (a)(c)	5,823,145	53,409
Severstal PAO (c)	113,908	3,794
Surgutneftegas OJSC (c)	4,033,562	73,628
Tatneft PAO (c)	770,244	142,914
United Co. RUSAL International PJSC (a)(c)	1,646,280	295,974
VTB Bank OJSC (c)	1,801,039,946	102,648
TOTAL RUSSIA		3,352,407
Saudi Arabia - 4.5%
ACWA Power Co.	48,153	2,240,986
Advanced Polypropylene Co.	76,734	1,000,034
Al Rajhi Bank	1,170,047	27,911,664
Alinma Bank	586,195	5,938,424
Almarai Co. Ltd.	149,159	2,072,977
Arab National Bank	358,557	2,968,883
Bank Al-Jazira	241,232	1,682,715
Bank Albilad	292,938	3,868,404
Banque Saudi Fransi	350,062	4,753,238
Bupa Arabia for Cooperative Insurance Co.	35,855	1,536,916
Dar Al Arkan Real Estate Development Co. (a)	318,081	1,065,351
Dr Sulaiman Al Habib Medical Services Group Co.	52,163	2,860,910
Elm Co.	14,344	1,122,773
Emaar The Economic City (a)	237,230	639,182
Etihad Etisalat Co.	225,629	2,270,707
Jarir Marketing Co.	35,149	1,525,369
Mobile Telecommunications Co. Saudi Arabia (a)	264,932	826,678
Mouwasat Medical Services Co.	29,244	1,913,785
National Industrialization Co. (a)	196,781	858,166
Rabigh Refining & Petrochemical Co. (a)	364,176	1,774,340
Riyad Bank	806,025	7,832,778
Sabic Agriculture-Nutrients Co.	127,976	4,531,632
Sahara International Petrochemical Co.	215,325	2,697,295
Saudi Arabian Mining Co.	514,811	7,702,976
Saudi Arabian Oil Co. (b)	1,444,124	15,264,037
Saudi Basic Industries Corp.	537,178	14,158,845
Saudi Electricity Co.	497,165	3,261,487
Saudi Industrial Investment Group	221,320	1,632,206
Saudi Investment Bank/The	293,186	1,639,219
Saudi Kayan Petrochemical Co. (a)	439,262	1,754,241
Saudi Research & Marketing Group (a)	21,539	1,110,210
Saudi Tadawul Group Holding Co.	21,616	1,271,868
Saudi Telecom Co.	359,521	9,610,199
The Saudi British Bank	552,311	6,176,002
The Saudi National Bank	1,309,864	24,446,610
The Savola Group	156,170	1,378,337
Yanbu National Petrochemical Co.	151,715	1,999,439
TOTAL SAUDI ARABIA		175,298,883
Singapore - 0.0%
BOC Aviation Ltd. Class A (b)	125,200	1,063,815
South Africa - 3.4%
Absa Group Ltd.	481,116	4,921,741
African Rainbow Minerals Ltd.	67,352	947,507
Anglo American Platinum Ltd.	31,665	2,421,820
AngloGold Ashanti Ltd.	249,423	3,676,279
Aspen Pharmacare Holdings Ltd.	231,670	2,023,976
Bid Corp. Ltd.	200,300	3,687,834
Bidvest Group Ltd./The	173,216	2,228,046
Capitec Bank Holdings Ltd.	52,019	6,234,862
Clicks Group Ltd.	145,852	2,455,526
Discovery Ltd. (a)	298,790	2,306,364
Exxaro Resources Ltd.	146,122	1,775,004
FirstRand Ltd.	3,012,346	11,880,823
Foschini Group Ltd./The	197,215	1,439,836
Gold Fields Ltd.	532,314	4,923,321
Growthpoint Properties Ltd.	2,028,505	1,653,805
Harmony Gold Mining Co. Ltd. (d)	331,690	1,059,558
Impala Platinum Holdings Ltd.	506,068	5,611,037
Kumba Iron Ore Ltd.	38,477	1,140,304
Mr Price Group Ltd.	153,122	1,659,559
MTN Group Ltd.	1,012,587	8,474,171
MultiChoice Group Ltd.	224,664	1,608,875
Naspers Ltd. Class N	129,983	18,364,843
Nedbank Group Ltd.	274,121	3,577,427
Northam Platinum Holdings Ltd. (a)	201,248	2,136,232
Old Mutual Ltd.	2,795,216	1,907,205
Pepkor Holdings Ltd. (b)	992,248	1,205,981
Remgro Ltd.	316,105	2,599,022
Sanlam Ltd.	1,060,771	3,479,099
Sasol Ltd. (a)	338,189	7,104,261
Shoprite Holdings Ltd.	300,562	4,055,236
Sibanye-Stillwater Ltd.	1,675,833	4,116,750
Spar Group Ltd./The	115,367	931,960
Standard Bank Group Ltd.	801,656	7,717,024
Vodacom Group Ltd.	384,032	3,187,096
Woolworths Holdings Ltd.	596,833	1,898,590
TOTAL SOUTH AFRICA		134,410,974
Taiwan - 14.3%
Accton Technology Corp.	301,000	2,503,998
Acer, Inc.	1,741,000	1,316,680
Advantech Co. Ltd.	254,066	2,913,409
ASE Technology Holding Co. Ltd.	1,970,592	5,723,845
Asia Cement Corp.	1,376,000	1,903,181
ASMedia Technology, Inc.	17,000	555,642
ASUSTeK Computer, Inc.	422,502	3,972,859
AUO Corp.	4,878,000	2,183,342
Catcher Technology Co. Ltd.	411,095	2,340,358
Cathay Financial Holding Co. Ltd.	4,709,809	7,161,879
Chang Hwa Commercial Bank	2,831,584	1,680,584
Cheng Shin Rubber Industry Co. Ltd.	1,060,000	1,253,890
China Airlines Ltd.	1,644,000	1,252,154
China Development Financial Ho	9,231,624	3,983,381
China Steel Corp.	7,057,289	6,549,592
Chunghwa Telecom Co. Ltd.	2,284,129	9,238,205
Compal Electronics, Inc.	2,520,000	1,918,257
CTBC Financial Holding Co. Ltd.	10,479,778	8,025,303
Delta Electronics, Inc.	1,163,717	10,088,309
E Ink Holdings, Inc.	513,000	3,364,021
E.SUN Financial Holdings Co. Ltd.	7,669,733	7,047,039
ECLAT Textile Co. Ltd.	114,129	1,555,393
eMemory Technology, Inc.	39,000	1,545,344
EVA Airways Corp.	1,514,000	1,731,560
Evergreen Marine Corp. (Taiwan)	1,513,735	4,848,498
Far Eastern New Century Corp.	1,925,000	1,952,249
Far EasTone Telecommunications Co. Ltd.	958,348	2,408,455
Feng Tay Enterprise Co. Ltd.	262,390	1,465,194
First Financial Holding Co. Ltd.	6,216,952	5,597,535
Formosa Chemicals & Fibre Corp.	2,111,149	4,933,223
Formosa Petrochemical Corp.	684,347	1,929,015
Formosa Plastics Corp.	2,474,085	7,606,259
Fubon Financial Holding Co. Ltd.	4,221,346	7,903,823
Giant Manufacturing Co. Ltd.	179,000	1,459,811
GlobalWafers Co. Ltd.	130,000	1,962,925
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,449,465	27,137,982
Hotai Motor Co. Ltd.	174,000	3,512,632
Hua Nan Financial Holdings Co. Ltd.	5,028,889	3,877,868
Innolux Corp.	5,977,000	2,063,338
Inventec Corp.	1,517,000	1,200,974
Largan Precision Co. Ltd.	60,451	4,226,505
Lite-On Technology Corp.	1,197,044	2,618,065
MediaTek, Inc.	906,615	20,821,033
Mega Financial Holding Co. Ltd.	6,504,289	7,680,189
Micro-Star International Co. Ltd.	404,000	1,594,230
momo.com, Inc.	37,200	1,016,402
Nan Ya Plastics Corp.	2,845,358	6,391,636
Nan Ya Printed Circuit Board Corp.	135,000	1,090,205
Nanya Technology Corp.	742,000	1,299,366
Nien Made Enterprise Co. Ltd.	104,000	995,790
Novatek Microelectronics Corp.	346,000	3,072,489
Pegatron Corp.	1,198,000	2,485,928
Pou Chen Corp.	1,305,391	1,168,309
Powerchip Semiconductor Manufacturing Corp.	1,582,915	1,870,249
President Chain Store Corp.	342,000	3,223,301
Quanta Computer, Inc.	1,616,000	4,572,908
Realtek Semiconductor Corp.	274,000	3,140,753
Ruentex Development Co. Ltd.	695,960	1,274,559
Shin Kong Financial Holding Co. Ltd.	7,809,732	2,225,198
Sinopac Financial Holdings Co.	6,102,302	3,445,066
Synnex Technology International Corp.	803,700	1,486,186
Taishin Financial Holdings Co. Ltd.	6,146,665	3,225,169
Taiwan Cement Corp.	3,619,354	4,681,556
Taiwan Cooperative Financial Holding Co. Ltd.	5,609,589	5,126,469
Taiwan High Speed Rail Corp.	1,149,000	1,119,293
Taiwan Mobile Co. Ltd.	1,034,000	3,497,535
Taiwan Semiconductor Manufacturing Co. Ltd.	14,703,740	251,348,456
The Shanghai Commercial & Savings Bank Ltd.	2,147,420	3,593,262
Unified-President Enterprises Corp.	2,890,332	6,782,261
Unimicron Technology Corp.	750,000	3,988,103
United Microelectronics Corp.	7,083,000	9,497,700
Vanguard International Semiconductor Corp.	539,000	1,294,011
Voltronic Power Technology Corp.	39,000	1,909,386
Walsin Lihwa Corp.	1,541,000	1,747,435
Walsin Lihwa Corp. rights (a)	87,779	11,397
Wan Hai Lines Ltd.	416,415	1,491,440
Win Semiconductors Corp.	203,000	1,074,874
Winbond Electronics Corp.	1,783,000	1,383,622
Wiwynn Corp.	51,629	1,272,999
WPG Holding Co. Ltd.	957,880	1,604,202
Yageo Corp.	258,321	2,972,959
Yang Ming Marine Transport Corp.	1,041,000	3,129,297
Yuanta Financial Holding Co. Ltd.	5,791,215	3,869,308
TOTAL TAIWAN		559,987,107
Thailand - 1.9%
Advanced Info Service PCL (For. Reg.)	13,700	75,617
Advanced Information Service PCL NVDR	700,300	3,865,304
Airports of Thailand PCL NVDR (a)	2,567,100	4,966,842
Asset World Corp. PCL:
(For. Reg.)	93,000	12,841
NVDR	4,838,200	668,033
B. Grimm Power PCL:
(For. Reg.)	116,200	121,240
NVDR	353,400	368,727
Bangkok Commercial Asset Management PCL:
(For. Reg.)	126,200	58,667
NVDR	859,200	399,417
Bangkok Dusit Medical Services PCL:
(For. Reg.)	206,000	151,283
NVDR	5,989,500	4,398,594
Bangkok Expressway and Metro PCL NVDR	4,436,700	1,058,368
Berli Jucker PCL unit	725,700	646,531
BTS Group Holdings PCL NVDR	4,854,300	1,148,391
Bumrungrad Hospital PCL:
NVDR	276,200	1,382,110
(For. Reg.)	11,700	58,547
Carabao Group PCL NVDR	179,300	555,623
Central Pattana PCL:
(For. Reg.)	586,400	1,025,668
NVDR	626,900	1,096,506
Central Retail Corp. PCL:
(For. Reg.)	303,124	304,971
NVDR	727,300	731,731
Charoen Pokphand Foods PCL:
(For. Reg.)	43,600	30,092
(NVDR)	2,291,800	1,581,741
CP ALL PCL:
(For. Reg.)	179,500	301,578
NVDR	3,317,200	5,573,223
Delta Electronics PCL NVDR	179,400	2,338,118
Electricity Generating PCL:
(For. Reg.)	14,000	70,883
NVDR	144,400	731,105
Energy Absolute PCL:
(For. Reg.)	21,700	48,410
NVDR	985,400	2,198,326
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	19,300	35,950
NVDR	411,200	765,943
Gulf Energy Development PCL:
(For. Reg.)	105,700	137,507
NVDR	1,662,900	2,163,298
Home Product Center PCL NVDR	3,567,700	1,297,678
Indorama Ventures PCL NVDR	1,013,800	1,218,540
Intouch Holdings PCL:
(For. Reg.)	50,600	97,610
NVDR	636,900	1,228,608
JMT Network Services PCL NVDR	392,200	806,216
Krung Thai Bank PCL:
(For. Reg.)	839,200	366,487
NVDR	1,288,400	562,657
Krungthai Card PCL:
(For. Reg.)	220,700	348,797
NVDR	323,200	510,790
Land & House PCL:
NVDR	4,847,000	1,129,048
(For. Reg.)	217,100	50,566
Minor International PCL:
unit (a)	1,733,800	1,601,324
(For. Reg.) (a)	127,526	117,782
Muangthai Leasing PCL:
(For. Reg.)	23,201	31,091
NVDR	390,400	523,171
Osotspa PCL:
(For. Reg.)	12,900	11,062
NVDR	891,100	764,128
PTT Exploration and Production PCL:
(For. Reg.)	49,300	222,577
NVDR	787,600	3,555,820
PTT Global Chemical PCL NVDR	1,350,200	1,646,549
PTT Oil & Retail Business PCL NVDR	1,804,000	1,249,725
PTT PCL:
(For. Reg.)	53,400	51,099
NVDR	5,926,800	5,671,433
Ratch Group PCL:
unit	665,500	696,180
(For. Reg.)	1,300	1,360
Robinsons Department Store PCL (For. Reg.) (a)	55,100	86,865
SCB X PCL:
(For. Reg.)	197,700	553,428
NVDR unit	229,100	641,327
SCG Packaging PCL NVDR	774,600	1,091,188
Siam Cement PCL:
(For. Reg.)	36,000	367,836
NVDR	433,900	4,433,445
Siam Commercial Bank PCL (For. Reg.)	204,200	565,404
Srisawad Corp. PCL:
warrants 8/29/25 (a)	16,016	2,120
(For. Reg.)	54,900	75,328
NVDR	364,700	503,769
Thai Oil PCL NVDR	647,500	919,044
Thai Union Frozen Products PCL:
(For. Reg.)	23,500	10,483
NVDR	1,703,100	759,731
True Corp. PCL NVDR	7,277,100	947,993
TOTAL THAILAND		73,789,444
Turkey - 0.3%
Akbank TAS	1,866,659	899,130
Aselsan A/S	410,709	508,902
Bim Birlesik Magazalar A/S JSC	270,654	1,391,300
Eregli Demir ve Celik Fabrikalari T.A.S.	842,155	1,298,263
Ford Otomotiv Sanayi A/S	41,577	702,677
Haci Omer Sabanci Holding A/S	617,638	684,981
Koc Holding A/S	452,561	929,548
Turk Hava Yollari AO (a)	329,655	927,336
Turk Sise ve Cam Fabrikalari A/S	832,141	1,013,441
Turkcell Iletisim Hizmet A/S	715,683	675,877
Turkiye Is Bankasi A/S Series C	2,091,644	609,404
Turkiye Petrol Rafinerileri A/S (a)	75,210	1,126,691
TOTAL TURKEY		10,767,550
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	1,681,073	4,173,964
Abu Dhabi Islamic Bank	889,760	2,201,933
Abu Dhabi National Oil Co. for Distribution PJSC	1,979,628	2,306,719
Aldar Properties PJSC	2,355,803	3,142,695
Dubai Islamic Bank Pakistan Ltd. (a)	1,808,794	2,895,567
Emaar Properties PJSC (a)	2,448,625	3,666,504
Emirates NBD Bank PJSC (a)	1,144,938	4,301,583
Emirates Telecommunications Corp.	1,980,935	15,046,714
First Abu Dhabi Bank PJSC	2,648,844	14,004,669
TOTAL UNITED ARAB EMIRATES		51,740,348
United States of America - 0.7%
360 DigiTech, Inc. ADR	52,302	759,425
Legend Biotech Corp. ADR (a)	29,443	1,390,887
Li Auto, Inc. ADR (a)	326,491	10,721,964
Southern Copper Corp. (d)	50,967	2,538,157
Yum China Holdings, Inc.	254,079	12,376,188
TOTAL UNITED STATES OF AMERICA		27,786,621
TOTAL COMMON STOCKS (Cost $3,275,896,967)		3,777,965,401

Nonconvertible Preferred Stocks - 2.3%
	Shares	Value ($)
Brazil - 1.4%
Banco Bradesco SA (PN)	3,235,088	10,898,047
Braskem SA Class A	112,300	796,329
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	140,705	1,287,097
Companhia Energetica de Minas Gerais (CEMIG) (PN)	835,860	1,815,788
Gerdau SA	685,300	3,239,682
Itau Unibanco Holding SA	2,891,871	13,201,522
Itausa-Investimentos Itau SA (PN)	2,755,512	4,595,982
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,833,400	18,700,955
TOTAL BRAZIL		54,535,402
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	85,364	8,478,518
Colombia - 0.1%
Bancolombia SA (PN)	272,366	2,008,914
Korea (South) - 0.6%
AMOREPACIFIC Corp.	170	6,265
Hyundai Motor Co.	10,549	763,274
Hyundai Motor Co. Series 2	17,174	1,244,517
LG Chemical Ltd.	4,389	981,622
LG Household & Health Care Ltd.	1,249	363,224
Samsung Electronics Co. Ltd.	488,717	21,398,561
TOTAL KOREA (SOUTH)		24,757,463
Russia - 0.0%
Surgutneftegas OJSC (c)	3,570,022	92,657
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $71,219,118)		89,872,954

Government Obligations - 0.4%
	Principal Amount (e)	Value ($)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (f) (Cost $14,915,487)	15,000,000	14,793,631

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	3,055,583	3,056,194
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	16,739,092	16,740,766
TOTAL MONEY MARKET FUNDS (Cost $19,796,960)		19,796,960

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,381,828,532)	3,902,428,946
NET OTHER ASSETS (LIABILITIES) - 0.2%	8,689,428
NET ASSETS - 100.0%	3,911,118,374

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	896	Sep 2022	44,732,800	334,362	334,362

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,027,428 or 5.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,596,775.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	90,704,884	1,640,973,224	1,728,621,914	266,457	-	-	3,056,194	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	31,019,879	156,937,148	171,216,261	250,957	-	-	16,740,766	0.0%
Total	121,724,763	1,797,910,372	1,899,838,175	517,414	-	-	19,796,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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